Restricted Stock Awards - Stock-Based Compensation for Employees and Non-Employees (Detail) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	9 Months Ended	21 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Sep. 30, 2013 Inventergy Inc [Member]	Sep. 30, 2013 Inventergy Inc [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 Inventergy Inc [Member] Selling, General and Administrative Expenses [Member]
Operating expenses
Stock-based compensation	$ 4,000	$ 7,000	$ 1,166,931	$ 0	$ 1,166,931	$ 1,166,931	$ 1,166,931